Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital stock, unlimited common shares authorized	Unlimited	Unlimited
Capital stock, no par value (in dollars per share)
Capital stock, shares issued (in shares)	90,225,869	83,964,569
Capital stock, shares outstanding (in shares)	90,225,869	83,964,569